Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 51,766	$ 56,093
Accrued bonuses	85,044	60,485
Accrued payroll taxes	14,991	7,049
Accrued liabilities	157,662	126,543
Total accounts payable and accrued liabilities	$ 309,463	$ 250,170